CONTINGENT LIABILITY	12 Months Ended
Apr. 30, 2015
Accounting Policies [Abstract]
CONTINGENT LIABILITY

12. CONTINGENT LIABILITY:

The Company is currently named as a defendant in a lawsuit in Latah County, State of Idaho (the “Latah County Lawsuit”). The plaintiffs who filed the Latah County Lawsuit on June 6, 2014, Hoodoo Resources, LLC (“Hoodoo”) and Brent Thomson as trustee for the Brent Thomson Family Trust (the “Thomson Family Trust”) (collectively referred to as the “Plaintiffs”), have alleged both direct claims and derivative claims on behalf of Idaho Industrial Minerals, LLC (“IIM”). The derivative claims alleged by the Plaintiffs against the Company seek damages for breach of the terms of the August 10, 2001 agreement, as amended, between the Company and IIM (the “IIM Agreement”) and the return of the Idaho state mineral leases of the Helmer-Bovill Property to IIM.

Subsequent to the year ended April 30, 2015, court-ordered mediation was held. The mediation was successful and all parties entered into an agreement in principle to settle the parties’ claims against one another that was documented in a Binding Settlement Term Sheet whereby the Company agreed to pay $100,000 (accrued in accounts payable and accrued liabilities) of the Plaintiffs legal fees and the Plaintiffs agreed to dismiss the Latah County Lawsuit. The agreement in principle is subject to Court approval.